UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Caip Partners, LLC
Address:  137 Rowayton Avenue, Suite 200
          Rowayton, Connecticut 06853


13F File Number: 028-13400

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Walter G. Schendel III
Title: Managing Member
Phone: (203) 523-0349


Signature, Place and Date of Signing:


/s/ Walter G. Schendel III.    Rowayton, Connecticut         August 16, 2010
--------------------------     -----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:  $147,355
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number                       Name

(1)      028-13401                                 Caip Global Partners, Ltd.

                                           FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6          COLUMN 7    COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/ INVESTMENT        OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN CALL DISCRETION        MNGRS  SOLE   SHARED NONE
AGNICO EAGLE MINES LTD         COM              008474108    2,151     35,392   SH       SOLE              NONE    35,392
AGNICO EAGLE MINES LTD         COM              008474108    1,897     31,208   SH       SHARED-DEFINED    (1)     31,208
AIRCASTLE LTD                  COM              G0129K104    1,562    198,988   SH       SOLE              NONE   198,988
AIRCASTLE LTD                  COM              G0129K104    1,379    175,658   SH       SHARED-DEFINED    (1)    175,658
AOL INC                        COM              00184X105    1,658     79,727   SH       SOLE              NONE    79,727
AOL INC                        COM              00184X105    1,463     70,373   SH       SHARED-DEFINED    (1)     70,373
BARRICK GOLD CORP              COM              067901108    2,651     58,386   SH       SOLE              NONE    58,386
BARRICK GOLD CORP              COM              067901108    2,339     51,514   SH       SHARED-DEFINED    (1)     51,514
CATERPILLAR INC DEL            COM              149123101      799     13,300       PUT  SOLE              NONE    13,300
CATERPILLAR INC DEL            COM              149123101      703     11,700       PUT  SHARED-DEFINED    (1)     11,700
CERAGON NETWORKS LTD           ORD              M22013102      657     88,755   SH       SOLE              NONE    88,755
CERAGON NETWORKS LTD           ORD              M22013102      580     78,345   SH       SHARED-DEFINED    (1)     78,345
CITIGROUP INC                  COM              172967101    2,118    563,198   SH       SOLE              NONE   563,198
CITIGROUP INC                  COM              172967101    1,867    496,602   SH       SHARED-DEFINED    (1)    496,602
CLIFFS NATURAL RESOURCES INC   COM              18683K101    1,254     26,600       PUT  SOLE              NONE    26,600
CLIFFS NATURAL RESOURCES INC   COM              18683K101    1,104     23,400       PUT  SHARED-DEFINED    (1)     23,400
CREE INC                       COM              225447101      798     13,300       PUT  SOLE              NONE    13,300
CREE INC                       COM              225447101      702     11,700       PUT  SHARED-DEFINED    (1)     11,700
EQUINIX INC                    COM NEW          29444U502    1,941     23,900       CALL SOLE              NONE    23,900
EQUINIX INC                    COM NEW          29444U502    1,714     21,100       CALL SHARED-DEFINED    (1)     21,100
FIBERTOWER CORP                COM NEW          31567R209    1,336    283,145   SH       SOLE              NONE   283,145
FIBERTOWER CORP                COM NEW          31567R209    1,179    249,781   SH       SHARED-DEFINED    (1)    249,781
GOLDMAN SACHS GROUP INC        COM              38141G104    2,029     15,460   SH       SOLE              NONE    15,460
GOLDMAN SACHS GROUP INC        COM              38141G104    1,791     13,640   SH       SHARED-DEFINED    (1)     13,640
GOODRICH CORP                  COM              382388106      901     13,604   SH       SOLE              NONE    13,604
GOODRICH CORP                  COM              382388106      795     11,996   SH       SHARED-DEFINED    (1)     11,996
ISHARES TR INDEX               RUSSELL 2000     464287655    3,251     53,200       PUT  SOLE              NONE    53,200
ISHARES TR INDEX               RUSSELL 2000     464287655    2,860     46,800       PUT  SHARED-DEFINED    (1)     46,800
JPMORGAN CHASE & CO            COM              46625H100    1,618     44,203   SH       SOLE              NONE    44,203
JPMORGAN CHASE & CO            COM              46625H100    1,428     38,997   SH       SHARED-DEFINED    (1)     38,997
LAS VEGAS SANDS CORP           COM              517834107    1,886     85,200       PUT  SOLE              NONE    85,200
LAS VEGAS SANDS CORP           COM              517834107    1,656     74,800       PUT  SHARED-DEFINED    (1)     74,800
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    1,798     34,600       CALL SOLE              NONE    34,600
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    1,580     30,400       CALL SHARED-DEFINED    (1)     30,400
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    5,379    103,520   SH       SOLE              NONE   103,520
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    4,743     91,280   SH       SHARED-DEFINED    (1)     91,280
MERCADOLIBRE INC               COM              58733R102      841     16,000       PUT  SOLE              NONE    16,000
MERCADOLIBRE INC               COM              58733R102      736     14,000       PUT  SHARED-DEFINED    (1)     14,000
NEWFIELD EXPL CO               COM              651290108      410      8,397   SH       SOLE              NONE     8,397
NEWFIELD EXPL CO               COM              651290108      362      7,403   SH       SHARED-DEFINED    (1)      7,403
NEWMONT MINING CORP            COM              651639106    1,797     29,113   SH       SOLE              NONE    29,113
NEWMONT MINING CORP            COM              651639106    1,586     25,687   SH       SHARED-DEFINED    (1)     25,687
NII HLDGS INC                  CL B NEW         62913F201    1,389     42,723   SH       SOLE              NONE    42,723
NII HLDGS INC                  CL B NEW         62913F201    1,225     37,677   SH       SHARED-DEFINED    (1)     37,677
ROGERS COMMUNICATIONS INC      CL B             775109200    1,379     42,142   SH       SOLE              NONE    42,142
ROGERS COMMUNICATIONS INC      CL B             775109200    1,216     37,158   SH       SHARED-DEFINED    (1)     37,158
SANDRIDGE ENERGY INC           COM              80007P307    2,169    372,000       CALL SOLE              NONE   372,000
SANDRIDGE ENERGY INC           COM              80007P307    1,912    328,000       CALL SHARED-DEFINED    (1)    328,000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    3,303    239,200       PUT  SOLE              NONE   239,200
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    2,911    210,800       PUT  SHARED-DEFINED    (1)    210,800
SOUTHWESTERN ENERGY CO         COM              845467109    1,559     40,355   SH       SOLE              NONE    40,355
SOUTHWESTERN ENERGY CO         COM              845467109    1,451     37,545   SH       SHARED-DEFINED    (1)     37,545
SPDR GOLD TRUST                GOLD SHS         78463V107    6,944     57,068   SH       SOLE              NONE    57,068
SPDR GOLD TRUST                GOLD SHS         78463V107    6,124     50,332   SH       SHARED-DEFINED    (1)     50,332
SPDR S&P 500 ETF TR            UNIT SER I S&P   78462F103    9,321     90,300       CALL SOLE              NONE    90,300
SPDR S&P 500 ETF TR            UNIT SER I S&P   78462F103    8,227     79,700       CALL SHARED-DEFINED    (1)     79,700
SPDR S&P 500 ETF TR            UNIT SER I S&P   78462F103    7,143     69,200       PUT  SOLE              NONE    69,200
SPDR S&P 500 ETF TR            UNIT SER I S&P   78462F103    6,276     60,800       PUT  SHARED-DEFINED    (1)     60,800
STRAYER ED INC                 COM              863236105    1,434      6,900       PUT  SOLE              NONE     6,900
STRAYER ED INC                 COM              863236105    1,476      7,100       PUT  SHARED-DEFINED    (1)      7,100
UNITED CMNTY BKS BLAIRSVLE G   CAP STK          90984P105      944    239,011   SH       SOLE              NONE   239,011
UNITED CMNTY BKS BLAIRSVLE G   CAP STK          90984P105      834    211,014   SH       SHARED-DEFINED    (1)    211,014
UNITED STATES OIL FUND LP      UNITS            91232N108    2,887     85,000       PUT  SOLE              NONE    85,000
UNITED STATES OIL FUND LP      UNITS            91232N108    2,547     75,000       PUT  SHARED-DEFINED    (1)     75,000
WALTER ENERGY INC              COM              93317Q105    1,235     20,300       PUT  SOLE              NONE    20,300
WALTER ENERGY INC              COM              93317Q105    1,077     17,700       PUT  SHARED-DEFINED    (1)     17,700
WHIRLPOOL CORP                 COM              963320106    1,633     18,600       PUT  SOLE              NONE    18,600
WHIRLPOOL CORP                 COM              963320106    1,440     16,400       PUT  SHARED-DEFINED    (1)     16,400


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